Other Non-Current Assets as Restated	12 Months Ended
Dec. 31, 2021
Categories Of Current Financial Assets [Abstract]
Other Non-Current Assets as Restated

12. OTHER NON-CURRENT ASSETS (AS RESTATED)

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Value-added Tax (“VAT”) recoverable	4,080	3,542
Prepaid expenses	1,068	431
Collaboration Assets-Prepaid Lease	12,121	9,216
	17,269	13,189